Loss Per Share	12 Months Ended
Jun. 30, 2023
Loss Per Share [Abstract]
Loss per share
16.	Loss per share

Basic net loss per share is the amount of net loss available to each share of ordinary shares outstanding during the reporting period. Diluted net loss per share is the amount of net loss available to each share of ordinary shares outstanding during the reporting period adjusted to include the effect of potentially dilutive ordinary equivalent shares.

On May 31, 2022, the Company completed the Reorganization and issued 54,642,638 ordinary shares, of which 47,812,308 ordinary shares were outstanding, and issued 100,843,631 preferred shares which had the same number and terms of preferred shares originally issued by EW immediately before the Reorganization completion (See Note 14 and 15).

In computing the basic and diluted loss per share for the periods presented, the effect of the Reorganization was accounted for in a manner similar to a stock split or stock dividend which was accounted for in accordance with ASC 260. Thus, the number of the ordinary shares and preferred shares newly issued by the Company was retrospectively included since the beginning of the earliest period presented or the original issuance date of Predecessors, whichever is later, in calculating the loss per ordinary share.

Basic loss per share and diluted loss per share were calculated in accordance with ASC 260 Earnings per share for the years ended June 30, 2021, 2022 and 2023 as below:

	For the years ended June 30,
	2021	2022	2023
	RMB	RMB	RMB

Numerator:
Net loss	(316,037)	(233,426)	(108,652)
Net income attributable to noncontrolling interests	-	-	115
Net (loss)/Income attributable to QuantaSing Group Limited	(316,037)	(233,426)	(108,537)
Allocation of accretion of Predecessors’ preferred shares (i)	(17,480)	(22,655)	-
Allocation of deemed dividends due to extinguishment of Predecessors’ preferred shares (ii)	(197,436)	-	-
Accretion of the Company’s preferred shares subsequent to the Reorganization completion date	-	(2,987)	(22,379)
Net loss attributable to ordinary shareholders of QuantaSing Group Limited	(530,953)	(259,068)	(130,916)
Denominator:
Weighted average number of ordinary shares outstanding — basic and diluted (iii)	41,206,648	49,270,950	103,948,398
Net loss per share — basic and diluted	(12.89)	(5.26)	(1.26)

For the purpose of calculating loss per share for the periods before the Step 2 Reorganization, accretion and the deemed dividend incurred by the preferred shares issued by WN and EW (the “Predecessors’ preferred shares”) were allocated to the Listing Businesses based on the relative fair value of the Listing Businesses and the Predecessors group.

(i)	The accretion of Predecessors’ preferred shares to redemption value attributable to the Listing Businesses was RMB17,480, RMB22,655 and nil for the years ended June 30, 2021, 2022 and 2023 respectively.

(ii)	The impact of the inclusion of a redemption right for series of WN-A, WN-B, WN-B-1 and WN-C was assessed from both quantitative and qualitative perspectives and accounted for as extinguishment of former preferred shares. The difference between the fair value of the new preferred shares and the carrying value of former preferred shares was recognized by WN as a deemed dividend to preferred shareholders of WN. The deemed dividend attributable to the Listing Businesses was RMB197,436, nil and nil for the years ended June 30, 2021, 2022 and 2023.

(iii)	Basic and diluted net loss per share are computed using the weighted average number of ordinary shares outstanding during the period, including 232,930, 2,276,065 and 3,318,369 vested options with nominal exercise price for the years ended June 30, 2021, 2022 and 2023.

For the years ended June 30, 2021, 2022 and 2023, the Company had potential ordinary shares, including preferred shares, share options and restricted shares. On a weighted average basis, 94,269, 515,100,843,631 and 58,295,907 preferred shares, 1,067,177, 13,021,497 and 14,040,780 share options, and 13,657,905, 7,647,753 and 814,341 restricted shares were excluded from the computation of diluted net loss per ordinary share because including them would have had an anti-dilutive effect for the years ended June 30, 2021, 2022 and 2023, respectively.